Financial Instruments and Fair Value Disclosures - Marketable Securities Location of Gain / (Loss) Recognized (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities - Realized Loss	$ 1,911,212	$ 980,430	$ 0
Net gain on marketable securities	1,202,094	414,235	0
Gain on marketable securities, net
Marketable securities - Initial measurement	3,113,306	1,394,665
Marketable securities - Realized Loss	$ (1,911,212)	$ (980,430)